Long-Term Debt, net - Schedule of Debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Long-Term Debt, net
Fair value of debt	$ (14,304)	$ (19,994)
Comprehensive Financing Plan exit fees accrued	22,660	22,139
Total long-term debt	1,368,100	1,423,812
Less: Deferred finance costs, net	(25,093)	(33,476)
Less: Current portion, net	(155,662)	(119,673)
Total long-term debt net of current portion and deferred finance cost	$ 1,187,345	$ 1,270,663
Number of vessels excluding sale and lease back arrangement | item	58
Carrying value of vessels	$ 2,208,600
Remaining borrowing availability	$ 0
Weighted average interest rate on long-term borrowings (as a percent)	4.60%	6.10%	4.30%
Interest paid	$ 35,200	$ 54,900	$ 71,900
Interest cost incurred	36,700	55,200	$ 70,700
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	433,412	458,604
Credit facility	475,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	351,759	372,340
Credit facility	382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt	63,061	74,402
Credit facility	114,000
Credit Suisse
Long-Term Debt, net
Long-term debt	101,254	115,759
Credit facility	171,800
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	17,669	27,455
Credit facility	37,600
Club Facility
Long-Term Debt, net
Long-term debt	124,427	143,389
Credit facility	206,200
Sinosure Cexim-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	20,340	40,680
Credit facility	203,400
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt	85,280	88,793
Credit facility	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt	93,742	$ 100,245
Credit facility	120,000
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Long-term debt	56,000
Credit facility	58,000
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Long-term debt	12,800
Credit facility	$ 13,300